EQUITY METHOD INVESTMENT 10K	12 Months Ended
Dec. 31, 2013
EQUITY METHOD INVESTMENT [Abstract]
EQUITY METHOD INVESTMENT
NOTE 11. EQUITY METHOD INVESTMENT

In 2011, we entered into an agreement with a partner with the goal of developing technology to extract and concentrate protein from rice bran.  In March 2013, the agreement was mutually terminated under terms whereby we each received (i) the right to separately develop, modify and improve the jointly developed technology owned by the partner and (ii) a nonexclusive, royalty free, perpetual license to that technology (License).  We paid the partner $1.2 million as a lump sum in April 2013.

RBT PRO, LLC (RBT PRO) was a wholly owned subsidiary whose only asset was the License acquired in March 2013.  In April 2013, we entered into a series of agreements with various affiliates of Wilmar International Limited (collectively Wilmar).  In connection therewith, we sold a 50% membership interest in RBT PRO to Wilmar for $1.2 million.  RBT PRO granted an exclusive, royalty free, perpetual sublicense of the License to Wilmar for use throughout China and to us for use worldwide, excluding China.

We also entered into a cross license agreement with Wilmar.  We agreed to license to Wilmar all of our intellectual property with respect to processing of rice bran and its derivatives for use in China.  Wilmar agreed to license to us (i) its intellectual property with respect to processing of rice bran, and its derivatives, based on the intellectual property licensed to Wilmar under the License for use worldwide, excluding China and (ii) its other intellectual property with respect to processing of rice bran, and its derivatives, for use worldwide, excluding certain countries in Asia.

Under the agreements, we obtained the right to purchase 45% of the capital stock of any entity Wilmar establishes to develop new products relating to rice bran or its derivative, as defined in the agreement, using the intellectual property licensed to Wilmar.  If we decline the right to purchase 45% of the capital stock of any such new entity, we have the option to purchase 25% of the entity within two years of the entity’s formation.  The exercise price for the option will equal 25% of the capital investment made in the entity, plus interest, as defined in the agreement.

There was no gain or loss recognized on these transactions because we entered the agreement with the partner in contemplation of the agreements with Wilmar.  We account for our investment in RBT PRO under the equity method.  Our investment in RBT PRO is zero as of December 31, 2013, and RBT PRO has had no net income or loss since inception.